Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Other income [Abstract]
Schedule of Other Income
	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Gains on reversal of accounts and other payables (Note)	$263,237	$960,564	$-
Rent income	16,892	20,934	24,026
Indemnity income	-	-	19,793
Others	3,426	2,434	-
	$283,555	$983,932	$43,819
Note:	During the year ended December 31, 2023 and 2022, certain suppliers ceased operation and became uncontactable, the Group assessed that the possibility of making repayment to the supplier as remote, therefore, the Group recognized gains on reversal of accounts and other payables of $263,237 and $960,564, respectively.